COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Commitments [Abstract]
Disclosure of detailed information about capital commitments text block [Text Block]	The following has been authorised:

	2020	2019
	US$’000	US$’000

Due within 1 year	1,057	2,510